Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000029057 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000029057 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000029057 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029057 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029058 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000029058 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029058 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029058 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000029058 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029058 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029059 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000029059 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029059 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000029059 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029059 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000029059 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029060 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029060 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029060 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029060 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029060 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029060 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029060 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029060 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029060 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029060 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029060 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029060 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029060 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000029060 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029060 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029060 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029060 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029060 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029060 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029060 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029060 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029060 | Sector Short Term
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029060 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000029061 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029061 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029061 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029061 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029061 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029061 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029061 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029061 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029061 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029061 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029061 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029061 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000029061 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029061 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029061 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000029061 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000029061 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029061 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029061 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029061 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029061 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029061 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029064 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029064 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029064 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029064 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029064 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029064 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029064 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029064 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029064 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029064 | Visa, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029064 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000029064 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000029064 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000029064 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029064 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029064 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000029064 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000029063 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029063 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029063 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029063 | Allianz SE, Registered Shares
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029063 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029063 | Manulife Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029063 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029063 | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029063 | Canadian National Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029063 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029063 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029063 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000029063 | Britain
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000029063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029063 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029063 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029062 | Plexus Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029062 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029062 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029062 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029062 | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029062 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029062 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029062 | Atlantic Union Bankshares Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029062 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029062 | ESAB Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029062 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000029062 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000029062 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029062 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029062 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000029062 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000029062 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029062 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000029062 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029062 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%